Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Net unrealized gains (losses) on investment in securities
Net unrealized gains (losses), tax	¥ 82,024	¥ 60,607	¥ 27,906
Reclassification adjustment included in net income, tax	6,072	(347)	(749)
Net unrealized gains (losses) on investments	(171)	(61)
Net unrealized gains (losses) on investments, net of tax	53	16
Impact of changes in policy liability discount rate
Net unrealized gains (losses), tax	(100,702)	(54,382)	(32,471)
Debt valuation adjustments
Net unrealized gains (losses), tax	(82)	12	69
Reclassification adjustment included in net income, tax	4	1	5
Defined benefit pension plans
Net unrealized gains (losses), tax	(7,846)	(2,244)	(5,655)
Reclassification adjustment included in net income, tax	135	181	101
Foreign currency translation adjustments
Net unrealized gains (losses), tax	9,304	5,479	35,593
Reclassification adjustment included in net income, tax	2,741	(7,963)	(4,601)
Net unrealized gains (losses) on derivative instruments
Net unrealized gains (losses), tax	(2,130)	3,076	578
Reclassification adjustment included in net income, tax	¥ 1,114	¥ (2,635)	¥ 945